STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATIONS
Net investment income	$ 3,115,509	$ 3,069,913	$ 3,360,036
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	872,569	2,653,031	1,727,205
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	(711,130)	(136,991)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,988,078	5,011,814	4,950,250
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,695,445)	(3,812,777)	(3,274,882)
Net contributions (withdrawals) by Pruco Life Insurance Company	1,217,452	1,307,035	3,756,431
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(2,477,993)	(2,505,742)	481,549
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,510,085	2,506,072	5,431,799
NET ASSETS
Beginning of year	114,589,520	112,083,448	106,651,649
End of year	$ 116,099,605	$ 114,589,520	$ 112,083,448